Quarterly Holdings Report
for

Fidelity Advisor® Consumer Discretionary Fund

October 31, 2020

AFCI-QTLY-1220
1.809085.117

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Automobiles - 1.7%
Automobile Manufacturers - 1.7%
Ferrari NV	10,903	$1,945,313
Tesla, Inc. (a)	15,300	5,937,012
Thor Industries, Inc.	1,600	135,328
		8,017,653
Commercial Services & Supplies - 0.3%
Diversified Support Services - 0.3%
Copart, Inc. (a)	11,451	1,263,732
Diversified Consumer Services - 1.3%
Education Services - 1.3%
Bright Horizons Family Solutions, Inc. (a)	10,400	1,643,720
Grand Canyon Education, Inc. (a)	39,303	3,080,176
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	8,010	1,284,644
		6,008,540
Food & Staples Retailing - 1.4%
Food Distributors - 0.7%
Performance Food Group Co. (a)	96,808	3,253,717
Food Retail - 0.2%
Kroger Co.	28,500	917,985
Hypermarkets & Super Centers - 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	61,390	2,350,623

TOTAL FOOD & STAPLES RETAILING		6,522,325

Food Products - 0.1%
Packaged Foods & Meats - 0.1%
JDE Peet's BV	19,800	705,638
Hotels, Restaurants & Leisure - 17.8%
Casinos & Gaming - 2.5%
Caesars Entertainment, Inc. (a)	117,785	5,279,124
Churchill Downs, Inc.	30,822	4,597,101
Penn National Gaming, Inc. (a)	30,900	1,667,982
		11,544,207
Hotels, Resorts & Cruise Lines - 2.5%
Extended Stay America, Inc. unit	198,100	2,248,435
Hilton Worldwide Holdings, Inc.	67,900	5,962,299
Marriott Vacations Worldwide Corp.	33,546	3,240,544
		11,451,278
Leisure Facilities - 1.3%
Planet Fitness, Inc. (a)	47,143	2,794,166
Vail Resorts, Inc. (b)	13,917	3,229,301
		6,023,467
Restaurants - 11.5%
ARAMARK Holdings Corp.	99,017	2,746,732
Chipotle Mexican Grill, Inc. (a)	6,728	8,083,557
Darden Restaurants, Inc.	11,500	1,057,080
Dunkin' Brands Group, Inc.	24,400	2,432,924
McDonald's Corp.	81,208	17,297,304
Noodles & Co. (a)	151,663	979,743
Starbucks Corp.	211,870	18,424,215
Wendy's Co.	96,800	2,115,080
		53,136,635

TOTAL HOTELS, RESTAURANTS & LEISURE		82,155,587

Household Durables - 3.7%
Homebuilding - 3.7%
D.R. Horton, Inc.	106,219	7,096,491
Lennar Corp. Class A	62,007	4,354,752
NVR, Inc. (a)	1,374	5,431,546
		16,882,789
Interactive Media & Services - 0.3%
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (a)	853	1,378,542
Internet & Direct Marketing Retail - 25.9%
Internet & Direct Marketing Retail - 25.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,100	335,159
Amazon.com, Inc. (a)	34,600	105,050,787
Delivery Hero AG (a)(c)	2,100	241,593
Expedia, Inc.	66,000	6,213,900
Farfetch Ltd. Class A (a)	21,300	599,169
MercadoLibre, Inc. (a)	3,200	3,884,960
Ocado Group PLC (a)	33,700	993,664
The RealReal, Inc. (a)	89,605	1,128,127
Wayfair LLC Class A (a)	4,619	1,145,651
		119,593,010
IT Services - 0.5%
Data Processing & Outsourced Services - 0.5%
PayPal Holdings, Inc. (a)	7,604	1,415,333
Visa, Inc. Class A	4,300	781,353
		2,196,686
Leisure Products - 0.1%
Leisure Products - 0.1%
Vista Outdoor, Inc. (a)	14,600	288,642
Multiline Retail - 7.4%
General Merchandise Stores - 7.4%
B&M European Value Retail SA	215,276	1,352,059
Dollar General Corp.	68,158	14,225,256
Dollar Tree, Inc. (a)	99,872	9,020,439
Ollie's Bargain Outlet Holdings, Inc. (a)	47,443	4,131,811
Target Corp.	36,800	5,601,696
		34,331,261
Road & Rail - 0.2%
Trucking - 0.2%
Lyft, Inc. (a)	37,152	848,180
Specialty Retail - 27.3%
Apparel Retail - 7.3%
Burlington Stores, Inc. (a)	75,125	14,542,698
Ross Stores, Inc.	86,511	7,368,142
TJX Companies, Inc.	236,048	11,991,238
		33,902,078
Automotive Retail - 2.3%
AutoZone, Inc. (a)	3,707	4,185,129
Carvana Co. Class A (a)	4,400	815,540
O'Reilly Automotive, Inc. (a)	13,083	5,712,038
		10,712,707
Computer & Electronics Retail - 1.0%
Best Buy Co., Inc.	39,472	4,403,102
Home Improvement Retail - 14.9%
Floor & Decor Holdings, Inc. Class A (a)	55,150	4,025,950
Lowe's Companies, Inc.	153,672	24,295,543
The Home Depot, Inc.	151,818	40,491,379
		68,812,872
Specialty Stores - 1.8%
Dick's Sporting Goods, Inc.	35,500	2,011,075
Five Below, Inc. (a)	34,755	4,634,232
National Vision Holdings, Inc. (a)	31,189	1,257,852
Sally Beauty Holdings, Inc. (a)	50,000	418,500
		8,321,659

TOTAL SPECIALTY RETAIL		126,152,418

Textiles, Apparel & Luxury Goods - 11.3%
Apparel, Accessories & Luxury Goods - 5.6%
adidas AG	7,384	2,192,943
Aritzia LP (a)	24,500	369,992
Canada Goose Holdings, Inc. (a)	17,066	532,232
Capri Holdings Ltd. (a)	115,579	2,452,586
G-III Apparel Group Ltd. (a)(b)	19,605	264,275
Hermes International SCA	788	733,278
Levi Strauss & Co. Class A (b)	24,700	389,766
lululemon athletica, Inc. (a)	9,375	2,993,344
LVMH Moet Hennessy Louis Vuitton SE	7,215	3,382,014
PVH Corp.	88,116	5,136,282
Ralph Lauren Corp.	9,300	621,705
Tapestry, Inc.	214,724	4,773,315
VF Corp.	33,134	2,226,605
		26,068,337
Footwear - 5.7%
Crocs, Inc. (a)	1,900	99,427
Deckers Outdoor Corp. (a)	18,200	4,611,334
NIKE, Inc. Class B	171,454	20,588,196
Puma AG	4,200	367,060
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	20,100	637,371
		26,303,388

TOTAL TEXTILES, APPAREL & LUXURY GOODS		52,371,725

TOTAL COMMON STOCKS
(Cost $271,759,132)		458,716,728

Money Market Funds - 1.5%
Fidelity Cash Central Fund 0.10% (d)	4,846,997	4,847,967
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	1,871,465	1,871,652
TOTAL MONEY MARKET FUNDS
(Cost $6,719,619)		6,719,619
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $278,478,751)		465,436,347
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(3,661,132)
NET ASSETS - 100%		$461,775,215

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $241,593 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$563
Fidelity Securities Lending Cash Central Fund	822
Total	$1,385

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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